Assets/Liabilities for Insurance Contracts - Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Debts with Insured Persons	$ 1,105,279	$ 1,584,325
Debts with Reinsurers	70,765	50,761
Debts with Co-insurers	1,463	2,063
Debts with Producers	894,824	1,149,997
Technical Commitments	2,857,681	3,396,104
Others	218,284	169,108
Pending Claims in charge of Reinsures	(38,376)	(137,230)
Total	$ 5,109,920	$ 6,215,128